ISSUED CAPITAL AND RESERVES - Issued Share Capital (Details) - $ / shares	Sep. 30, 2026	Dec. 31, 2025
Disclosure of reserves within equity [abstract]
Par value per share (in dollars per share)	$ 0.01	$ 0.01
Authorized common shares (in shares)	265,430,000	265,430,000
Issued shares, including shares held by the company (in shares)	980,000	0
Issued shares (in shares)	231,863,624	230,863,624